UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013





[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48498-0813                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA Tax Exempt Long-Term Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD       Community College District
EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDB       Industrial Development Board
IDC       Industrial Development Corp.
ISD       Independent School District
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2013 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (90.6%)

             ALABAMA (0.7%)
$    4,245   Chatom IDB (INS)                                  5.00%         8/01/2037    $    4,451
     2,500   Montgomery Medical Clinic Board                   4.75          3/01/2031         2,440
     2,500   Montgomery Medical Clinic Board                   4.75          3/01/2036         2,388
     7,000   Port Auth.                                        6.00         10/01/2035         7,799
     2,000   Selma IDB                                         5.80          5/01/2034         2,164
                                                                                          ----------
                                                                                              19,242
                                                                                          ----------
             ARIZONA (2.4%)
     5,000   Apache County IDA                                 4.50          3/01/2030         4,829
     5,000   Goodyear                                          5.63          7/01/2039         5,301
     6,000   Health Facilities Auth.                           5.00          2/01/2042         5,959
     7,000   Maricopa County                                   5.00          6/01/2035         7,308
     3,500   Maricopa County                                   4.50          8/01/2042         3,120
     1,000   Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                 4.65 (a)      7/01/2029         1,120
     1,500   Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                 4.66 (a)      7/01/2030         1,673
     3,000   Pima County IDA                                   4.00          9/01/2029         2,731
     4,000   Pima County IDA                                   5.75          9/01/2029         4,117
     2,685   Pima County IDA                                   4.50          6/01/2030         2,652
     3,000   Pima County IDA                                   5.25         10/01/2040         3,018
     3,500   Scottsdale IDA                                    5.25          9/01/2030         3,503
     9,325   Univ. Medical Center Corp.                        5.00          7/01/2035         9,388
     2,000   Yavapai County IDA                                5.63          8/01/2033         2,035
     7,500   Yavapai County IDA                                5.63          8/01/2037         7,622
                                                                                          ----------
                                                                                              64,376
                                                                                          ----------

             ARKANSAS (0.1%)
     1,000   Dev. Finance Auth. (INS)                          4.97 (b)      7/01/2028           517
     1,165   Dev. Finance Auth. (INS)                          4.98 (b)      7/01/2029           570
     1,150   Dev. Finance Auth. (INS)                          4.99 (b)      7/01/2030           525
     2,500   Dev. Finance Auth. (INS)                          5.03 (b)      7/01/2036           771
                                                                                          ----------
                                                                                               2,383
                                                                                          ----------
             CALIFORNIA (9.2%)
     1,000   Cerritos CCD                                      5.63 (b)      8/01/2031           396
     2,500   Cerritos CCD                                      5.67 (b)      8/01/2032           929
     2,175   Cerritos CCD                                      5.71 (b)      8/01/2033           757
     1,000   Cerritos CCD                                      5.76 (b)      8/01/2034           328
     1,500   Cerritos CCD                                      5.82 (b)      8/01/2035           465
     2,200   Cerritos CCD                                      5.88 (b)      8/01/2036           643
     8,500   Coachella Valley USD (INS)                        5.95 (b)      8/01/2041         1,692
     6,700   Corona-Norco USD (INS)                            5.50          8/01/2039         7,458
     3,000   El Camino CCD                                     5.08 (b)      8/01/2034         1,081
     3,000   El Camino CCD                                     5.24 (b)      8/01/2038           854
    10,000   El Monte Union High School District (INS)         5.75 (b)      6/01/2042         2,013
     2,500   Escondido Union High School District (INS)        5.00          6/01/2037         2,559

================================================================================

3  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    2,410   Golden State Tobacco Securitization (INS)         4.56%         6/01/2022    $    2,515
     5,000   Golden State Tobacco Securitization (INS)         4.55          6/01/2023         5,258
     2,000   Golden State Tobacco Securitization               5.00          6/01/2030         2,030
     5,000   Indio Redevelopment Agency                        5.25          8/15/2035         4,615
    17,025   Inland Empire Tobacco Securitization Auth.        5.75          6/01/2026        16,871
     2,000   Jurupa Public Finance Auth. (INS)                 5.00          9/01/2033         2,042
     1,200   Los Alamitos USD, 5.95%, 8/01/2024                5.95 (a)      8/01/2034           665
     4,500   Los Alamitos USD, 6.05%, 8/01/2024                6.05 (a)      8/01/2042         2,463
     3,000   Monterey Peninsula USD (INS)                      5.50          8/01/2034         3,300
    15,000   Palomar Pomerado Health                           5.13          8/01/2037        15,267
     1,860   Paramount USD                                     6.82 (b)      8/01/2034           553
     2,000   Paramount USD                                     6.86 (b)      8/01/2035           558
     2,750   Paramount USD                                     6.88 (b)      8/01/2036           712
     2,750   Paramount USD                                     6.90 (b)      8/01/2037           676
     6,000   Pollution Control Financing Auth.                 5.00         11/21/2045         5,813
     9,105   Public Works Board                                5.00         11/01/2029         9,478
     2,500   Public Works Board                                5.00         12/01/2029         2,635
     2,610   Public Works Board                                5.00          4/01/2030         2,682
     2,000   Public Works Board                                5.00         10/01/2030         2,079
     2,950   Public Works Board                                5.00          6/01/2031         3,098
     1,110   Public Works Board                                5.00         10/01/2031         1,149
     2,000   Public Works Board                                5.00         12/01/2031         2,088
     7,250   Public Works Board                                5.00         11/01/2037         7,468
     3,000   Public Works Board                                5.00          3/01/2038         3,074
     4,705   San Francisco City and County Redevelopment
               Financing Auth. (INS)                           4.88          8/01/2036         4,286
     3,000   San Marcos Schools Financing Auth. (INS)          5.00          8/15/2040         3,100
    13,605   San Ysidro School District (INS)                  5.58 (b)      8/01/2036         3,766
    14,285   San Ysidro School District (INS)                  5.64 (b)      8/01/2037         3,723
    15,000   Santa Ana USD (INS)                               5.45 (b)      4/01/2029         6,263
     5,000   Southern California Public Power Auth.            5.00          7/01/2040         5,214
     6,000   State                                             5.25          2/01/2030         6,468
    24,700   State (c)                                         4.50          8/01/2030        25,233
     5,000   State                                             5.75          4/01/2031         5,519
       960   State                                             5.00          2/01/2032           963
     6,000   State                                             5.00         11/01/2032         6,179
     5,000   State                                             5.00         12/01/2032         5,152
     8,000   State                                             5.25          4/01/2035         8,531
    15,710   State                                             5.00          4/01/2042        16,295
    10,000   Statewide Communities Dev. Auth.                  5.00          4/01/2042        10,180
     8,885   Stockton USD (INS)                                7.33 (b)      8/01/2034         2,700
     2,500   Victor Elementary School District (INS)           5.13          8/01/2034         2,639
     5,180   Washington Township Health Care Dist.             5.25          7/01/2030         5,276
     5,000   Washington Township Health Care Dist.             5.50          7/01/2038         5,202
                                                                                          ----------
                                                                                             242,953
                                                                                          ----------
             COLORADO (1.6%)
     3,500   Denver Convention Center Hotel Auth. (INS)        4.75         12/01/2035         3,500
    15,765   Denver Health and Hospital Auth.                  4.75         12/01/2034        15,100
     2,000   E-470 Public Highway Auth.                        5.38          9/01/2026         2,100
    10,000   E-470 Public Highway Auth. (INS)                  5.06 (b)      9/01/2035         2,802
     3,500   Health Facilities Auth.                           5.00          6/01/2029         3,554
     3,000   Health Facilities Auth.                           5.25          6/01/2031         3,104
     2,000   Health Facilities Auth.                           5.00          6/01/2035         2,019
     2,500   Health Facilities Auth.                           5.25          6/01/2036         2,523
     2,000   Health Facilities Auth.                           5.00         10/01/2042         2,038
     5,000   Health Facilities Auth.                           5.00         12/01/2042         4,898
     2,000   Vista Ridge Metropolitan District (INS)           5.00         12/01/2036         1,725
                                                                                          ----------
                                                                                              43,363
                                                                                          ----------
             CONNECTICUT (1.6%)
     2,500   Health and Educational Facilities Auth. (INS)     5.13          7/01/2030         2,423
     2,000   Health and Educational Facilities Auth.           5.00          7/01/2035         2,077

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   64,950   Mashantucket (Western) Pequot Tribe (d),(e)       5.75%         9/01/2027    $   31,616
     1,500   Mashantucket (Western) Pequot Tribe (d),(e)       5.50          9/01/2028           730
     5,000   Mashantucket (Western) Pequot Tribe (d),(e)       5.75          9/01/2034         2,435
     7,500   Mashantucket (Western) Pequot Tribe (d),(e)       5.50          9/01/2036         3,653
                                                                                          ----------
                                                                                              42,934
                                                                                          ----------
             DELAWARE (0.2%)
     4,000   EDA                                               5.40          2/01/2031         4,248
                                                                                          ----------
             DISTRICT OF COLUMBIA (1.9%)
    12,870   Community Academy Public Charter School,
               Inc. (INS)                                      4.88          5/01/2037        10,753
     1,305   District of Columbia                              5.00          7/01/2036         1,336
     1,500   District of Columbia                              5.00          7/01/2042         1,532
     1,700   District of Columbia (f)                          6.00          7/01/2043         1,779
     1,450   District of Columbia (f)                          6.00          7/01/2048         1,503
     7,500   Metropolitan Washington Airports Auth.            5.13         10/01/2034         7,925
     5,000   Metropolitan Washington Airports Auth.            5.00         10/01/2039         5,264
    10,000   Metropolitan Washington Airports Auth.            5.63         10/01/2039        10,876
    10,000   Washington Convention & Sports Auth.              5.00         10/01/2040        10,182
                                                                                          ----------
                                                                                              51,150
                                                                                          ----------
             FLORIDA (11.1%)
     2,000   Brevard County Health Facilities Auth.            7.00          4/01/2039         2,263
    20,000   Brevard County School Board (INS) (c)             5.00          7/01/2032        20,977
     1,500   Broward County                                    5.25         10/01/2034         1,644
       350   Broward County School Board (INS)                 5.25          7/01/2027           375
    10,000   Broward County School Board (INS)                 5.00          7/01/2032        10,476
     2,000   Clearwater                                        5.25         12/01/2039         2,133
     5,675   Department of Children and Family Services        5.00         10/01/2025         6,057
     1,500   Escambia County                                   6.25         11/01/2033         1,656
     1,000   Escambia County Housing Finance Auth. (INS)       5.75          6/01/2031         1,072
     3,950   Gainesville                                       5.25         10/01/2034         4,275
     1,000   Hialeah Gardens Health Care Facilities Auth.
              (LOC - SunTrust Bank)                            5.00          8/15/2037           991
     3,500   Highlands County Health Facilities Auth.          5.00         11/15/2031         3,547
       625   Hillsborough County (INS)                         5.13          3/01/2020           627
     2,270   Jacksonville                                      5.00         10/01/2029         2,403
     5,750   Jacksonville Economic Dev. Commission             5.00         11/15/2036         5,810
     4,000   JEA Water & Sewer System                          5.00         10/01/2039         4,218
     4,000   Lake County School Board (INS) (PRE)              5.00          7/01/2029         4,188
       500   Lakeland Educational Facility                     5.00          9/01/2037           499
     1,000   Lakeland Educational Facility                     5.00          9/01/2042           995
     4,000   Lee County IDA                                    5.75         10/01/2042         3,960
     1,500   Miami (INS)                                       5.00         10/01/2034         1,543
    13,125   Miami (INS)                                       5.25          7/01/2035        13,663
     4,000   Miami (INS)                                       5.25          7/01/2039         4,145
     2,000   Miami Beach                                       5.00          9/01/2040         2,067
     6,875   Miami-Dade County                                 5.00         10/01/2029         7,313
     3,950   Miami-Dade County                                 5.00         10/01/2034         4,171
    23,205   Miami-Dade County                                 5.38         10/01/2035        24,827
     2,500   Miami-Dade County                                 5.00         10/01/2037         2,567
     5,000   Miami-Dade County                                 5.00          7/01/2040         5,128
     3,000   Miami-Dade County Facilities Auth.                5.00          4/01/2042         3,060
     5,000   Miami-Dade County School Board (INS)              5.25          2/01/2027         5,356
     5,000   Miami-Dade County School Board (INS)              5.00          5/01/2033         5,192
     2,500   Municipal Loan Council (INS)                      5.25         10/01/2033         2,662
     5,000   Orange County (INS)                               5.00         10/01/2031         5,326
     3,000   Orange County Health Facilities Auth.             5.25         10/01/2035         3,123
    10,000   Orange County Health Facilities Auth.             4.75         11/15/2036        10,070
     6,255   Orange County Health Facilities Auth.             5.13         11/15/2039         6,310
     8,000   Orange County Health Facilities Auth.             5.00         10/01/2042         8,162
    12,170   Orange County School Board (INS)                  5.00          8/01/2031        12,835

================================================================================

5  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    5,000   Orange County School Board (INS)                  5.00%         8/01/2032    $    5,357
    10,000   Orange County School Board (INS)                  5.50          8/01/2034        10,832
     2,000   Orlando-Orange County Expressway Auth.            5.00          7/01/2035         2,086
     6,000   Orlando-Orange County Expressway Auth.            5.00          7/01/2035         6,259
    10,000   Palm Beach County                                 5.00         10/01/2031        10,639
     1,000   Pinellas County Educational Facilities Auth.      5.00         10/01/2027         1,017
     1,000   Pinellas County Educational Facilities Auth.      5.25         10/01/2030         1,025
     3,650   Pinellas County Educational Facilities Auth.      6.00         10/01/2041         3,864
     4,000   Polk County Utility Systems (INS)                 5.00         10/01/2030         4,139
     4,000   Port St. Lucie Utility System (INS)               4.64 (b)      9/01/2032         1,558
     4,000   Port St. Lucie Utility System (INS)               4.65 (b)      9/01/2033         1,464
     1,000   Sarasota County Public Hospital District          5.63          7/01/2039         1,047
     5,000   South Miami Health Facilities Auth.               4.63          8/15/2029         5,060
     3,000   St. Petersburg Health Facilities Auth.            6.50         11/15/2039         3,339
       600   State Higher Educational Facility                 5.00          4/01/2032           596
     1,500   State Higher Educational Facility                 5.25          4/01/2042         1,491
     3,400   Sumter County (INS)                               5.00          6/01/2036         3,526
     2,200   Tampa Housing Auth.                               4.85          7/01/2036         2,237
    10,000   Tampa-Hillsborough County Expressway Auth.        5.00          7/01/2037        10,367
     2,350   Volusia County Educational Facilities Auth.
               (INS)                                           5.00         10/15/2029         2,462
     8,350   Volusia County School Board (INS)                 5.00          8/01/2031         8,719
     1,165   West Palm Beach Community Redevelopment Agency    5.00          3/01/2029         1,178
                                                                                          ----------
                                                                                             293,948
                                                                                          ----------
             GEORGIA (1.8%)
    10,000   Albany-Dougherty County Hospital Auth.            4.00         12/01/2042         8,619
     3,500   Atlanta Airport                                   5.00          1/01/2035         3,656
    10,000   Burke County Dev. Auth.                           7.00          1/01/2023        11,749
     4,000   Dahlonega Downtown Dev. Auth. (INS)               5.00          7/01/2040         4,190
     4,000   Glynn-Brunswick Memorial Hospital Auth.           5.63          8/01/2034         4,241
     1,600   Private Colleges & Universities Auth.             5.00         10/01/2032         1,582
    10,000   Savannah EDA                                      6.15          3/01/2017        10,823
     1,000   Thomasville Hospital Auth.                        5.25         11/01/2035         1,027
     1,250   Thomasville Hospital Auth.                        5.38         11/01/2040         1,294
                                                                                          ----------
                                                                                              47,181
                                                                                          ----------
             HAWAII (0.2%)
     6,000   State                                             6.50          7/01/2039         6,609
                                                                                          ----------
             IDAHO (0.1%)
     1,500   Health Facilities Auth. (INS)                     5.00          7/01/2035         1,537
                                                                                          ----------
             ILLINOIS (8.6%)
       520   Chicago (INS)                                     5.25          1/01/2029           529
     4,370   Chicago                                           6.75         12/01/2032         4,474
     5,000   Chicago-O'Hare International Airport              5.75          1/01/2039         5,444
     2,000   Finance Auth.                                     5.00          4/01/2026         2,001
     5,000   Finance Auth.                                     5.50          8/15/2028         5,237
     2,500   Finance Auth. (INS)                               5.75         11/01/2028         2,679
     5,000   Finance Auth.                                     7.25         11/01/2030         6,008
     4,500   Finance Auth.                                     5.00          4/01/2031         4,227
     7,565   Finance Auth.                                     5.50          4/01/2032         7,713
     8,000   Finance Auth.                                     6.00         10/01/2032         8,939
    14,875   Finance Auth.                                     4.50         11/15/2032        14,489
     6,000   Finance Auth.                                     4.00          2/01/2033         5,480
     5,000   Finance Auth.                                     5.75         10/01/2035         5,186
     7,000   Finance Auth.                                     5.00          4/01/2036         6,429
    20,000   Finance Auth.                                     5.38          8/15/2039        20,466
     1,205   Finance Auth.                                     5.25         10/01/2039         1,213
     5,000   Finance Auth. (f)                                 6.00          7/01/2043         5,165

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    2,500   Housing Dev. Auth.                                4.85%         1/01/2037    $    2,520
     5,000   Metropolitan Pier and Exposition Auth. (INS)      5.50          6/15/2020         5,594
     2,500   Metropolitan Pier and Exposition Auth. (INS)      5.55          6/15/2021         2,775
    10,000   Railsplitter Tobacco Settlement Auth.             5.50          6/01/2023        11,358
    23,980   Regional Transportation Auth. (INS)               5.75          6/01/2020        28,744
    37,550   Regional Transportation Auth. (INS)               6.50          7/01/2030        47,027
     3,000   Schaumburg (INS) (PRE)                            5.25         12/01/2034         3,213
     8,000   State (INS)                                       5.00          4/01/2029         8,142
     2,000   State (f)                                         5.50          7/01/2038         2,048
     1,000   Univ. of Illinois                                 5.13          4/01/2036         1,043
     7,676   Village of Gilberts (INS)                         4.75          3/01/2030         7,679
     1,710   Village of Montgomery Kane and Kendall
               Counties (INS)                                  4.70          3/01/2030         1,545
     1,500   Village of Round Lake (INS)                       4.70          3/01/2033         1,443
                                                                                          ----------
                                                                                             228,810
                                                                                          ----------
             INDIANA (1.0%)
     3,440   Finance Auth.                                     5.00         10/01/2033         3,493
     5,000   Finance Auth.                                     5.00          6/01/2039         4,824
     4,000   Finance Auth.                                     5.00          5/01/2042         3,997
     6,000   Indianapolis (INS)                                5.50          1/01/2038         6,407
     7,500   Rockport (INS)                                    4.63          6/01/2025         7,807
                                                                                          ----------
                                                                                              26,528
                                                                                          ----------

             IOWA (0.3%)
     5,000   Finance Auth. (INS)                               4.75         12/01/2031         4,577
     5,000   Finance Auth. (INS)                               5.00         12/01/2039         4,547
                                                                                          ----------
                                                                                               9,124
                                                                                          ----------
             KANSAS (0.8%)
     9,000   Burlington (INS)                                  4.85          6/01/2031         9,104
    15,000   Wyandotte County                                  5.89 (b)      6/01/2021         9,679
     3,415   Wyandotte County                                  5.00          9/01/2032         3,637
                                                                                          ----------
                                                                                              22,420
                                                                                          ----------
             KENTUCKY (0.5%)
     1,000   Economic Dev. Finance Auth. (INS)                 6.00         12/01/2033         1,048
     4,000   Economic Dev. Finance Auth. (INS)                 6.00         12/01/2038         4,194
     5,000   Municipal Power Agency (INS)                      5.00          9/01/2037         5,147
     2,000   Owen County                                       6.25          6/01/2039         2,146
                                                                                          ----------
                                                                                              12,535
                                                                                          ----------
             LOUISIANA (2.0%)
     2,500   Lafayette Public Trust Financing Auth. (INS)      5.50         10/01/2035         2,680
     3,750   Local Government Environmental Facilities and
               Community Dev. Auth.                            6.50          8/01/2029         4,153
    25,000   Parish of St. John the Baptist                    5.13          6/01/2037        25,102
    10,000   Public Facilities Auth.                           5.00          6/01/2030        10,521
     7,450   Public Facilities Auth.                           5.00          7/01/2042         7,480
     2,000   Stadium and Exposition District                   5.00          7/01/2036         2,073
                                                                                          ----------
                                                                                              52,009
                                                                                          ----------
             MARYLAND (0.7%)
     2,500   EDC                                               6.20          9/01/2022         2,974
     5,000   Health and Higher Educational Facilities Auth.    5.75          1/01/2033         5,197
     1,700   Health and Higher Educational Facilities Auth.    5.00          7/01/2037         1,723
     6,000   Health and Higher Educational Facilities Auth.    5.75          1/01/2038         6,142
     3,000   Health and Higher Educational Facilities Auth.    4.00          7/01/2038         2,550
                                                                                          ----------
                                                                                              18,586
                                                                                          ----------

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
             MASSACHUSETTS (0.9%)
$    2,000   Dev. Finance Agency (INS)                         5.25%         3/01/2026    $    2,074
     2,000   Dev. Finance Agency (INS)                         5.00          3/01/2036         1,989
    10,000   Health and Educational Facilities Auth.           6.25          7/01/2030        10,733
     3,500   Health and Educational Facilities Auth.           5.00          7/15/2032         3,289
     1,250   Health and Educational Facilities Auth.           5.00          7/01/2033         1,272
       500   Health and Educational Facilities Auth.           5.00          7/15/2037           460
     5,000   School Building Auth. (INS)                       4.75          8/15/2032         5,172
                                                                                          ----------
                                                                                              24,989
                                                                                          ----------
             MICHIGAN (1.2%)
    59,395   Building Auth. (INS)                              5.01 (b)     10/15/2030        24,195
     4,500   Lansing Board of Water & Light                    5.00          7/01/2037         4,765
     3,000   Strategic Fund                                    5.63          7/01/2020         3,546
                                                                                          ----------
                                                                                              32,506
                                                                                          ----------
             MINNESOTA (0.6%)
     4,000   Chippewa County                                   5.50          3/01/2037         4,061
     6,952   Higher Education Facilities Auth., acquired
               8/28/2006; cost $7,039 (d),(g)                  5.43          8/28/2031         7,099
     2,500   Higher Education Facilities Auth.                 5.00         10/01/2039         2,622
     3,000   St. Louis Park                                    5.75          7/01/2030         3,199
                                                                                          ----------
                                                                                              16,981
                                                                                          ----------
             MISSISSIPPI (0.5%)
     1,000   Hospital Equipment and Facilities Auth.           5.25         12/01/2026         1,011
     8,750   Warren County                                     4.80          8/01/2030         8,751
     3,000   Warren County                                     5.38         12/01/2035         3,129
                                                                                          ----------
                                                                                              12,891
                                                                                          ----------
             MISSOURI (1.6%)
    25,000   Cape Girardeau County IDA                         5.00          6/01/2036        23,803
     1,000   Cape Girardeau County IDA                         5.75          6/01/2039         1,059
     8,000   Cass County                                       5.63          5/01/2038         7,832
     2,000   Dev. Finance Board                                5.00          6/01/2035         2,016
     7,500   Health and Educational Facilities Auth.           5.50         11/15/2033         7,874
                                                                                          ----------
                                                                                              42,584
                                                                                          ----------
             MONTANA (0.5%)
     6,500   Forsyth (INS)                                     4.65          8/01/2023         6,850
     5,000   Forsyth                                           5.00          5/01/2033         5,360
                                                                                          ----------
                                                                                              12,210
                                                                                          ----------
             NEBRASKA (0.3%)
     2,250   Douglas County Hospital Auth.                     6.13          8/15/2031         2,404
     5,000   Lincoln County Hospital Auth.                     5.00         11/01/2042         5,025
                                                                                          ----------
                                                                                               7,429
                                                                                          ----------
             NEVADA (1.8%)
     3,000   Carson City                                       5.00          9/01/2033         3,065
     4,000   Clark County (INS)                                5.00          7/01/2026         4,271
    11,000   Clark County                                      5.13          7/01/2034        11,625
     5,000   Clark County (INS)                                5.25          7/01/2039         5,293
    12,410   Clark County EDC                                  5.00          5/15/2029        12,904
    10,420   Truckee Meadows Water Auth. (INS)                 4.88          7/01/2034        10,601
                                                                                          ----------
                                                                                              47,759
                                                                                          ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
             NEW JERSEY (1.5%)
$    3,000   Camden County Improvement Auth.                   5.75%         2/15/2034    $    3,050
     6,000   EDA                                               5.00          9/01/2024         6,650
     2,000   EDA                                               5.00          6/15/2028         2,029
     1,500   Health Care Facilities Financing Auth.            4.00          7/01/2026         1,448
    11,500   Health Care Facilities Financing Auth.            5.00          7/01/2029        11,638
    15,000   Health Care Facilities Financing Auth.            5.63          7/01/2032        15,799
                                                                                          ----------
                                                                                              40,614
                                                                                          ----------
             NEW MEXICO (1.4%)
    32,380   Farmington                                         4.88          4/01/2033       31,793
     5,000   Farmington                                         5.90          6/01/2040        5,240
                                                                                          ----------
                                                                                              37,033
                                                                                          ----------
             NEW YORK (3.8%)
     2,040   Buffalo and Erie County Industrial Land Dev.
               Corp.                                            5.38         10/01/2041        2,182
    19,065   Dormitory Auth.                                    6.00          8/15/2016       20,491
     2,040   Dormitory Auth.                                    5.25          7/01/2024        2,175
     2,250   Dormitory Auth.                                    5.25          7/01/2029        2,286
    16,130   Liberty Dev. Corp.                                 5.25         10/01/2035       17,253
     2,000   Long Island Power Auth.                            5.75          4/01/2039        2,238
     5,000   Metropolitan Transportation Auth.                  3.55 (b)     11/15/2032        2,083
     5,000   Metropolitan Transportation Auth.                  5.00         11/15/2042        5,143
     5,000   Metropolitan Transportation Auth.                  5.00         11/15/2043        5,145
     4,000   MTA                                                5.00         11/15/2042        4,119
         5   New York City                                      5.30         12/01/2018            5
        60   New York City                                      5.88          8/01/2019           61
     5,000   New York City                                      5.13         12/01/2028        5,498
     1,500   New York City Municipal Water Finance Auth.        5.00          6/15/2037        1,568
     7,500   New York City Transitional Finance Auth.           5.00          1/15/2034        7,790
     5,000   Thruway Auth.                                      5.00          1/01/2042        5,204
     5,000   Triborough Bridge and Tunnel Auth.                 3.62 (b)     11/15/2031        2,077
    10,000   Triborough Bridge and Tunnel Auth.                 5.00         11/15/2031       10,514
     3,000   Triborough Bridge and Tunnel Auth.                 3.66 (b)     11/15/2032        1,174
     2,500   Triborough Bridge and Tunnel Auth.                 3.70 (b)     11/15/2032        1,047
     2,000   Troy Capital Resource Corp.                        5.00          9/01/2030        2,118
                                                                                          ----------
                                                                                             100,171
                                                                                          ----------
             NORTH CAROLINA (1.0%)
       645   Capital Facilities Finance Agency                  5.00          3/01/2034          646
    10,000   Capital Facilities Finance Agency                  4.63         11/01/2040       10,071
     3,750   Charlotte-Mecklenberg Hospital Auth.               5.25          1/15/2034        3,950
     5,000   Columbus County Industrial Facilities & Pollution
               Control Financing Auth.                          6.25         11/01/2033        5,521
     5,250   State Medical Care Commission                      5.00          7/01/2033        5,156
                                                                                          ----------
                                                                                              25,344
                                                                                          ----------
             NORTH DAKOTA (0.7%)
     4,685   Fargo                                              6.25         11/01/2031        5,403
     5,000   Grand Forks                                        5.00         12/01/2032        5,081
     5,000   Grand Forks                                        5.00         12/01/2035        5,074
     2,500   McLean County                                      4.88          7/01/2026        2,598
     1,685   Williams County                                    5.00         11/01/2026        1,702
                                                                                          ----------
                                                                                              19,858
                                                                                          ----------
             OHIO (1.5%)
     6,000   Air Quality Dev. Auth.                             5.70          8/01/2020        6,798
    20,000   Buckeye Tobacco Settlement Financing Auth.         5.88          6/01/2030       16,996

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   10,000   Buckeye Tobacco Settlement Financing Auth.        5.75%         6/01/2034    $    8,211
     1,000   Cleveland (INS)                                   5.00          1/01/2031         1,035
     4,640   Higher Education Facility Commission (INS)        5.00          5/01/2036         4,211
     2,000   Lake County                                       5.63          8/15/2029         2,116
                                                                                          ----------
                                                                                              39,367
                                                                                          ----------
             OKLAHOMA (3.1%)
    14,705   Chickasaw Nation (d)                              6.00         12/01/2025        15,759
    13,125   Chickasaw Nation (d)                              6.25         12/01/2032        14,043
    20,760   Comanche County Hospital Auth.                    5.00          7/01/2032        20,977
     4,500   Municipal Power Auth. (INS)                       4.50          1/01/2047         4,327
     2,910   Norman Regional Hospital Auth. (INS)              5.50          9/01/2023         2,912
     3,100   Norman Regional Hospital Auth.                    5.38          9/01/2029         3,138
     8,695   Norman Regional Hospital Auth.                    5.38          9/01/2036         8,762
     1,000   Oklahoma County Finance Auth.                     5.00          4/01/2033           971
     7,380   Sapulpa Municipal Auth. (INS)                     5.00          4/01/2033         7,710
     2,675   Tulsa Industrial Auth.                            5.00         10/01/2037         2,725
                                                                                          ----------
                                                                                              81,324
                                                                                          ----------
             OREGON (0.1%)
     1,640   Keizer                                            5.20          6/01/2031         1,660
                                                                                          ----------

             PENNSYLVANIA (1.0%)
       750   Allegheny County Higher Education Building Auth.  5.50          3/01/2031           821
       930   Allegheny County IDA                              5.13          9/01/2031           854
     4,000   Allegheny County Sanitary Auth. (INS)             5.00          6/01/2040         4,213
     5,000   Dauphin County                                    5.00          6/01/2042         5,027
     7,000   Economic Development Financing Auth.              4.00         10/01/2023         7,244
     1,870   Erie Parking Auth. (INS)                          5.13          9/01/2032         2,000
     2,295   Erie Parking Auth. (INS)                          5.20          9/01/2035         2,447
       550   Montgomery County IDA                             5.00         11/15/2029           560
     1,250   State Turnpike Commission, 5.00%, 12/01/2018      4.12 (a)     12/01/2033           964
     3,200   Washington County IDA                             5.00         11/01/2036         3,297
                                                                                          ----------
                                                                                              27,427
                                                                                          ----------

             PUERTO RICO (0.1%)
     2,000   Industrial, Tourist, Educational, Medical,
               Environmental Control Facilities
               Financing Auth.                                 5.38          4/01/2042         1,812
                                                                                          ----------
             RHODE ISLAND (1.1%)
     5,700   EDC (INS)                                         5.00          7/01/2031         5,725
    12,185   EDC (INS)                                         5.00          7/01/2036        12,185
       975   Housing and Mortgage Finance Corp.                6.85         10/01/2024           977
     9,950   Housing and Mortgage Finance Corp.                4.85          4/01/2033        10,039
                                                                                          ----------
                                                                                              28,926
                                                                                          ----------
             SOUTH CAROLINA (0.6%)
     5,000   Georgetown County                                 5.70          4/01/2014         5,127
     2,250   Greenwood County                                  5.38         10/01/2039         2,350
    10,000   Jobs EDA (INS)                                    4.60          4/01/2027         9,532
                                                                                          ----------
                                                                                              17,009
                                                                                          ----------

             SOUTH DAKOTA (0.5%)
       500   Educational Enhancement Funding Corp.             5.00          6/01/2027           547
     2,500   Health and Educational Facilities Auth.           5.25         11/01/2027         2,540
     2,500   Health and Educational Facilities Auth.           5.25         11/01/2029         2,625
     3,000   Health and Educational Facilities Auth.           5.25          7/01/2038         3,068

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    4,000   Health and Educational Facilities Auth.           5.00%         7/01/2042    $    4,041
                                                                                          ----------
                                                                                              12,821
                                                                                          ----------
             TENNESSEE (1.2%)
     4,240   Jackson                                           5.50          4/01/2033         4,510
     3,000   Johnson City Health and Educational Facilities
               Board                                           5.50          7/01/2031         3,059
     5,000   Johnson City Health and Educational Facilities
               Board                                           5.50          7/01/2036         5,079
     2,000   Johnson City Health and Educational Facilities
               Board                                           5.00          8/15/2042         2,008
     4,155   Knox County Health, Educational and Housing
               Facilities Board                                5.02 (b)      1/01/2036         1,188
     4,000   Knox County Health, Educational and Housing
               Facilities Board                                5.03 (b)      1/01/2037         1,077
     3,765   Shelby County Health, Educational and Housing
               Facilities Board                                5.00          5/01/2042         3,828
    11,075   Sullivan County Health Educational & Housing
               Facilities Board                                5.25          9/01/2036        11,395
                                                                                          ----------
                                                                                              32,144
                                                                                          ----------
             TEXAS (16.4%)
    19,500   Bell County Health Facilities Dev. Corp. (ETM)    6.50          7/01/2019        23,589
     1,520   Bexar County                                      5.00          7/01/2033         1,528
     1,795   Bexar County                                      5.00          7/01/2037         1,799
     6,000   Central Texas Regional Mobility Auth.             5.75          1/01/2031         6,477
     2,500   Central Texas Regional Mobility Auth.             5.00          1/01/2042         2,325
     5,000   Cypress-Fairbanks ISD (NBGA)                      5.00          2/15/2035         5,426
     4,000   Dallas-Fort Worth International Airport
               Facilities Auth.                                5.00         11/01/2035         4,121
    12,100   Denton ISD (NBGA)                                 5.16 (b)      8/15/2028         5,805
    13,885   Denton ISD (NBGA)                                 5.18 (b)      8/15/2029         6,236
    11,220   Denton ISD (NBGA)                                 5.20 (b)      8/15/2030         4,779
    15,645   Denton ISD (NBGA)                                 5.22 (b)      8/15/2031         6,207
     5,000   Duncanville ISD (NBGA)                            4.63          2/15/2029         5,102
     2,240   Eagle Mountain-Saginaw ISD (NBGA)                 4.50          8/15/2033         2,273
     9,155   Ennis ISD (NBGA)                                  4.70 (b)      8/15/2034         3,469
     9,155   Ennis ISD (NBGA)                                  4.71 (b)      8/15/2035         3,292
     9,000   Fort Worth                                        6.00          3/01/2029        10,384
     8,085   Fort Worth                                        6.25          3/01/2033         9,301
     3,965   Guadalupe-Blanco River Auth. (INS)                5.00          5/15/2039         4,044
     3,000   Harlandale ISD (NBGA)                             4.75          8/15/2036         3,032
    20,100   Harris County (PRE)                               4.75         10/01/2031        22,610
     4,900   Harris County                                     4.75         10/01/2031         5,270
     4,000   Harris County Education Facilities Finance Corp.  5.25         10/01/2029         4,374
    13,000   Harris County Education Facilities Finance Corp.  5.00         12/01/2035        13,299
     3,000   Harris County Education Facilities Finance Corp.  5.00          6/01/2038         3,005
     1,500   Harris County Health Facilities Dev. Corp. (PRE)  7.25         12/01/2035         1,943
     7,000   Harris County IDC                                 5.00          2/01/2023         7,493
     2,660   Hopkins County Hospital District                  5.75          2/15/2028         2,589
    12,500   Houston Airport System                            5.50          7/01/2034        13,827
    22,000   Houston ISD (NBGA)                                5.00          2/15/2033        23,716
     5,000   Irving ISD (NBGA)                                 5.38 (b)      2/15/2028         2,461
    22,000   Judson ISD (NBGA) (c)                             4.50          2/01/2035        22,438
     3,000   Laredo CCD (INS)                                  5.25          8/01/2035         3,178
     5,300   Matagorda County                                  6.30         11/01/2029         5,890
     3,615   Matagorda County                                  4.00          6/01/2030         3,213
     6,000   Matagorda County                                  4.00          6/01/2030         5,333
     4,235   Mesquite Health Facilities Dev. Corp.             5.63          2/15/2035         4,193
       780   Midlothian Dev. Auth.                             5.13         11/15/2026           771
     5,000   North Fort Bend Water Auth.                       5.00         12/15/2036         5,174
     3,000   North Texas Tollway Auth.                         5.63          1/01/2028         3,334

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    5,000   North Texas Tollway Auth.                         5.63%         1/01/2033    $    5,494
    15,000   North Texas Tollway Auth.                         5.63          1/01/2033        16,483
    15,000   North Texas Tollway Auth.                         5.75          1/01/2033        16,293
     3,000   North Texas Tollway Auth.                         7.55 (b)      9/01/2037           754
    12,500   North Texas Tollway Auth.                         5.75          1/01/2040        13,768
     5,490   Red River Education Finance Corp.                 4.38          3/15/2027         5,559
     1,000   San Leanna Education Facilities Corp.             5.13          6/01/2026         1,027
     1,815   San Leanna Education Facilities Corp.             5.13          6/01/2027         1,857
     6,025   San Leanna Education Facilities Corp.             4.75          6/01/2032         5,778
     2,395   San Leanna Education Facilities Corp.             5.13          6/01/2036         2,390
     7,205   Schertz - Cibolo - Universal City ISD (NBGA)      5.09 (b)      2/01/2033         2,551
     6,200   Schertz - Cibolo - Universal City ISD (NBGA)      5.11 (b)      2/01/2035         1,921
    18,530   State Turnpike Auth. (INS)                        5.25 (b)      8/15/2030         7,665
     1,100   Tarrant County Cultural Education Facilities
               Finance Corp.                                   6.00         11/15/2026         1,150
     6,315   Tarrant County Cultural Education Facilities
               Finance Corp.                                   5.63         11/15/2027         6,430
     2,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                   5.00          8/15/2033         2,050
     4,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                   6.00         11/15/2036         4,150
    15,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                   5.13          5/15/2037        14,498
     4,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                   5.75         11/15/2037         4,021
     5,000   Transportation Commission                         4.50          4/01/2033         5,121
     3,850   Transportation Commission                         5.00          8/15/2041         3,867
    22,000   Tyler Health Facilities Dev. Corp.                5.25         11/01/2032        22,656
    10,000   Tyler Health Facilities Dev. Corp.                5.00          7/01/2033        10,250
     1,230   Tyler Health Facilities Dev. Corp.                5.38         11/01/2037         1,262
     1,000   Uptown Dev. Auth.                                 5.50          9/01/2029         1,056
     3,000   Weatherford ISD (NBGA)                            4.83 (b)      2/15/2027         1,566
     2,500   Weatherford ISD (NBGA)                            4.84 (b)      2/15/2028         1,212
     6,360   West Harris County Regional Water Auth. (INS)     4.70         12/15/2030         6,555
     4,770   Wood County Central Hospital District             6.00         11/01/2041         5,124
                                                                                          ----------
                                                                                             435,808
                                                                                          ----------

             VIRGINIA (1.8%)
    11,280   College Building Auth.                            5.00          6/01/2026        11,457
     5,000   College Building Auth.                            5.00          6/01/2029         5,036
       880   College Building Auth. (PRE)                      5.00          6/01/2036           986
     3,120   College Building Auth.                            5.00          6/01/2036         3,086
     1,446   Farms of New Kent Community Dev. Auth.,
               acquired 10/23/2007; cost $1,346 (g),(h)        5.13          3/01/2036           723
     8,665   Farms of New Kent Community Dev. Auth.,
               acquired 9/08/2006-10/11/2007; cost
               $8,323 (g),(h)                                  5.45          3/01/2036         4,333
     2,000   Farms of New Kent Community Dev. Auth.,
               acquired 11/15/2007; cost $1,870 (g),(h)        5.80          3/01/2036         1,000
     1,300   Lewistown Commerce Center Community Dev.
               Auth.                                           5.75          3/01/2019           546
    10,875   Lewistown Commerce Center Community Dev.
               Auth.                                           6.05          3/01/2027         4,567
     7,500   Prince William County IDA                         5.00         11/01/2046         7,628
     5,000   Small Business Financing Auth.                    5.25          9/01/2037         5,002
     2,452   Watkins Centre Community Dev. Auth.               5.40          3/01/2020         2,408
                                                                                          ----------
                                                                                              46,772
                                                                                          ----------
             WASHINGTON (0.1%)
     2,500   Health Care Facilities Auth. (INS)                6.00          8/15/2039         2,717
                                                                                          ----------
             WEST VIRGINIA (0.3%)
     2,000   EDA                                               5.38         12/01/2038         2,085

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    2,500   Univ. Board of Governors (INS) (PRE)              5.00%        10/01/2027    $    2,647
     2,500   Univ. Board of Governors (INS) (PRE)              5.00         10/01/2028         2,647
                                                                                          ----------
                                                                                               7,379
                                                                                          ----------
             WISCONSIN (1.8%)
     5,000   Health & Educational Facilities Auth.             5.75         11/15/2030         5,653
     3,000   Health & Educational Facilities Auth.             5.00          8/15/2032         3,103
     3,500   Health & Educational Facilities Auth.             4.00         10/01/2032         3,395
    10,600   Health & Educational Facilities Auth.             5.38          2/15/2034        10,752
     2,500   Health & Educational Facilities Auth.             5.38          8/15/2037         2,595
     3,000   Health & Educational Facilities Auth.             5.00          4/01/2042         3,017
     8,500   Health & Educational Facilities Auth.             5.00         11/15/2044         8,585
     7,800   Kaukauna (INS)                                    5.00         12/15/2035         8,092
     2,725   Platteville Redevelopment Auth.                   5.00          7/01/2042         2,521
                                                                                          ----------
                                                                                              47,713
                                                                                          ----------
             WYOMING (0.4%)
     2,360   Municipal Power Agency                            5.50          1/01/2033         2,581
     2,300   Municipal Power Agency                            5.50          1/01/2038         2,515
     6,000   Sweetwater County                                 5.25          7/15/2026         6,500
                                                                                          ----------
                                                                                              11,596
                                                                                          ----------
             Total Fixed-Rate Instruments (cost: $2,388,640)                               2,404,780
                                                                                          ----------
             PUT BONDS (3.5%)

             ARIZONA (1.2%)
    20,000   Health Facilities Auth.                           1.91 (i)      2/01/2048        20,259
    12,500   Maricopa County                                   6.00          5/01/2029        12,993
                                                                                          ----------
                                                                                              33,252
                                                                                          ----------
             FLORIDA (0.2%)
     4,000   Putnam County Dev. Auth. (INS)                    5.35          3/15/2042         4,575
                                                                                          ----------
             INDIANA (0.4%)
     9,000   Rockport                                          6.25          6/01/2025         9,454
                                                                                          ----------
             LOUISIANA (0.3%)
     6,750   St. Charles Parish                                4.00         12/01/2040         6,741
                                                                                          ----------
             MONTANA (0.1%)
     4,000   Forsyth                                           3.90          3/01/2031         3,698
                                                                                          ----------
             OHIO (0.4%)
     9,000   Air Quality Dev. Auth.                            2.25          8/01/2029         8,942
     2,400   Water Dev. Auth.                                  2.25          8/01/2029         2,358
                                                                                          ----------
                                                                                              11,300
                                                                                          ----------
             PENNSYLVANIA (0.9%)
     3,000   Beaver County IDA                                 2.20          1/01/2035         2,994
     8,250   Beaver County IDA                                 2.70          4/01/2035         8,177
    11,000   Berks County Municipal Auth.                      1.56 (i)     11/01/2039        11,278
     1,000   Economic Dev. Financing Auth.                     1.75         12/01/2033         1,000
                                                                                          ----------
                                                                                              23,449
                                                                                          ----------
             Total Put Bonds (cost: $90,825)                                                  92,469
                                                                                          ----------

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON             FINAL          VALUE
(000)        SECURITY                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------
             ADJUSTABLE-RATE NOTES (0.8%)

             NEW JERSEY (0.8%)
$   20,000   EDA (cost:  $20,000)                              1.66%         3/01/2028    $   20,393
                                                                                          ----------
             VARIABLE-RATE DEMAND NOTES (4.3%)

             ARIZONA (0.8%)
    22,120   Health Facilities Auth. (LOC - Sovereign Bank)    0.76         12/01/2037        22,120
                                                                                          ----------
             CALIFORNIA (0.8%)
     6,150   Educational Facilities Auth. (LOC - Sovereign
               Bank)                                           0.88         11/01/2042         6,150
     8,540   Hacienda La Puente USD (LIQ)(LOC - Dexia
               Credit Local) (d)                               0.51          8/01/2024         8,540
     6,930   Victorville Joint Powers Financing Auth. (LOC -
               BNP Paribas)                                    1.56          5/01/2040         6,930
                                                                                          ----------
                                                                                              21,620
                                                                                          ----------
             ILLINOIS (0.8%)
    21,230   State (LIQ)                                       2.00         10/01/2033        21,230
                                                                                          ----------
             MICHIGAN (0.3%)
     8,165   Strategic Fund (LOC - Sovereign Bank)             0.76         11/15/2034         8,165
                                                                                          ----------
             PUERTO RICO (1.6%)
    15,170   Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (d)                                      0.56          7/01/2026        15,170
     7,300   Highway and Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (d)                         0.56          1/01/2029         7,300
    13,770   Highway and Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (d)                         0.56          7/01/2030        13,770
     5,260   Municipal Finance Auth. (LIQ)(LOC - Dexia
               Credit Local) (d)                               0.59          8/01/2021         5,260
                                                                                          ----------
                                                                                              41,500
                                                                                          ----------
             Total Variable-Rate Demand Notes (cost: $114,635)                               114,635
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $2,614,100)                                         $2,632,277
                                                                                          ==========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------

                                    (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                  QUOTED PRICES        OTHER         SIGNIFICANT
                                    IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                     MARKETS        OBSERVABLE         INPUTS
                                  FOR IDENTICAL       INPUTS
ASSETS                                ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------
Fixed-Rate  Instruments           $           -     $ 2,404,780     $          -  $   2,404,780
PutBonds                                      -          92,469                -         92,469
Adjustable-Rate Notes                         -          20,393                -         20,393
Variable-Rate Demand Notes                    -         114,635                -        114,635
-----------------------------------------------------------------------------------------------
Total                             $           -     $ 2,632,277     $          -    $ 2,632,277
-----------------------------------------------------------------------------------------------

For the period of April 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO  OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

16  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

17  | USAA Tax Exempt Long-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $109,057,000 and $90,880,000, respectively, resulting in net unrealized appreciation of $18,177,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,654,140,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) At June 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

(e) Currently the issuer is in default with respect to interest and/or principal payments.

(f) At June 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $10,495,000.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2013, was $13,155,000, which represented 0.5% of the Fund's net assets.

(h) Security was fair valued at June 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $6,056,000, which represented 0.2% of net assets of the fund.

(i) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2013.

================================================================================

                                         Notes to Portfolio of Investments |  18




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/13
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.